    As filed with the Securities and Exchange Commission on August 22, 2000
                                       Securities Act Registration No. 333-33044

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


  Pre-effective Amendment No.  ____           Post-effective Amendment No. 1
                        (Check appropriate box or boxes)

                          AIM INTERNATIONAL FUNDS, INC.
                    -----------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                11 Greenway Plaza
                                    Suite 100
                                Houston, TX 77046
                   ------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (713)626-1919

Name and Address of Agent           Copy to:
for Service:

CAROL F.  RELIHAN, ESQUIRE          THOMAS H. DUNCAN, ESQUIRE
A I M Advisors, Inc.                Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza                   1225 17th Street
Suite 100                           Suite 2300
Houston, TX 77046                   Denver, CO 80202

         Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

         It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b)(1)(v).

         No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

         In accordance with the guidance provided in the comment letter to the registrants dated February 15, 1996, this Post-effective Amendment to Registration Statement on Form N-14 is being filed to file a copy of Exhibit 12, the opinion and consent of Ballard Spahr Andrew & Ingersoll, LLP, supporting the tax matters and consequences to shareholders discussed on the prospectus previously filed under Registration No. 333-33044. This Post-effective Amendment consists of the facing page, this page, Item 16 from Part C of the Registration Statement marked to show revisions, a signature page, exhibit index and the exhibit described therein.

PART C.  OTHER INFORMATION




Item 16.          Exhibits.

1        (a)      Articles of Incorporation of Registrant were filed as an
                  Exhibit to Registrant's Registration Statement on December 19,
                  1991.

         (b) Articles of Amendment, dated May 21, 1992, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993.

         (c) Articles of Amendment, dated May 21, 1992, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993.

         (d) Articles Supplementary, dated June 29, 1994, to Articles of Incorporation of Registrant were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on August 17, 1994.

         (e) Articles Supplementary, dated August 4, 1994, to Articles of Incorporation of Registrant were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on August 17, 1994.

         (f) Articles of Amendment, dated November 14, 1994, were filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

Item 16.          Exhibits.

         (g) Articles of Restatement, dated November 14, 1994, were filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and are hereby incorporated by reference.

         (h) Articles Supplementary to Articles of Incorporation of Registrant, dated June 12, 1997, were filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997, and are hereby incorporated by reference.

         (i) Articles of Amendment to Articles of Incorporation of Registrant, dated October 14, 1997, were filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and are hereby incorporated by reference.

         (j) Articles Supplementary to Articles of Incorporation of Registrant, dated June 9, 1999, were filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and are hereby incorporated by reference.

         (k) Articles Supplementary to Articles of Incorporation of Registrant, dated December 23, 1999, were filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and are hereby incorporated by reference.

2        (a)      By-Laws of the Registrant were filed as an Exhibit to
                  Registrant's Registration Statement on December 19, 1991, and were filed electronically as an Exhibit to Post-Effective
                  Amendment No. 9 on February 28, 1996.

         (b) First Amendment, dated March 14, 1995, to By-Laws of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

         (c) Amended and Restated By-Laws, dated effective December 11, 1996, were filed electronically as an Exhibit to Post-Effective Amendment No. 10 on February 24, 1997, and are hereby incorporated by reference.

         (d) First Amendment, dated June 9, 1999, to Amended and Restated By-Laws of Registrant were filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and are hereby incorporated by reference.

3                 Voting Trust Agreements - None.


4 A copy of the form of Agreement and Plan of Reorganization between the Registrant and AIM Growth Series was filed electronically as Appendix I to the Prospectus contained in this Registration Statement on Form N-14 filed on March 22, 2000, and is hereby incorporated by reference.


5                 None

6        (a)      (1)      Investment Advisory Agreement, dated as of November
                           8, 1991, between Registrant and A I M Advisors, Inc.
                           was filed as an Exhibit to Registrant's Registration
                           Statement on December 19, 1991.

                  (2) Investment Advisory Agreement, dated as of October 18, 1993, between Registrant on behalf of its AIM International Equity Fund and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

Item 16.          Exhibits.

                  (3) Master Investment Advisory Agreement, dated as of July 1, 1994, between A I M Advisors, Inc. and Registrant on behalf of its AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

                  (4) Master Investment Advisory Agreement, dated February 28, 1997, between A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 16, 1997, and is hereby incorporated by reference.

                  (5) Amendment No. 1, dated as of November 1, 1997, to Master Investment Advisory Agreement, dated February 28, 1997, between A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

         (b)      (1)      Master Sub-Advisory Agreement, dated as of November
                           1, 1997, between A I M Advisors, Inc. and INVESCO
                           Global Asset Management Limited was filed electronically as an Exhibit to Post-Effective
                           Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                  (2) Sub-Sub-Advisory Agreement, dated as of November 1, 1997, between INVESCO Global Asset Management Limited and INVESCO Asset Management Limited was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                  (3) Sub-Sub-Advisory Agreement, dated as of November 1, 1997, between INVESCO Global Asset Management Limited and INVESCO Asia Limited was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

7        (a)      (1)      Distribution Agreement, dated December 11, 1991,
                           between Registrant and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Registration
                           Statement on December 19, 1991.

                  (2) Distribution Agreement, dated October 18, 1993, between Registrant and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994.

                  (3) Master Distribution Agreement, dated September 10, 1994, between Registrant (on behalf of the portfolios' Class A shares) and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

                  (4) Master Distribution Agreement, dated September 10, 1994, between the Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

Item 16.          Exhibits.


                  (5) Amended and Restated Master Distribution Agreement, dated May 2, 1995, between the Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1, 1995.

                  (6) Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of the portfolios' Class A shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 16, 1997.

                  (7)(i) Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 16, 1997.

                  (7)(ii) Amendment No. 1, dated November 1, 1997, to Master Distribution Agreement between Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                  (8)(i) Amended and Restated Master Distribution Agreement, dated as of August 4, 1997, between Registrant (on behalf of the portfolios' Class A and Class C shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                  (8)(ii) Amendment No. 1, dated November 1, 1997, to Amended and Restated Master Distribution Agreement, dated as of August 4, 1997, (on behalf of the portfolios' Class A and Class C shares) was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

         (b) Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23, 1998, and is hereby incorporated by reference.

         (c) Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23, 1998, and is hereby incorporated by reference.

8        (a)      Retirement Plan for Registrant's Non-Affiliated Directors was
                  filed as an Exhibit to Registrant's Post-Effective Amendment
                  No. 4 on June 29, 1994.

         (b) Retirement Plan for Registrant's Non-Affiliated Directors effective as of March 8, 1994, as restated September 18, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996 and is hereby incorporated by reference.

         (c) Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Directors was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on June 29, 1994.

         (d) Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Directors as approved December 5, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

         (e) Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Director's as approved March 12, 1997, was filed as an Exhibit to Post-Effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.

Item 16.          Exhibits.


9        (a)      Custodian Agreement between Registrant and State Street Bank and Trust Company, dated as of November 8, 1991, was filed as an Exhibit to Registrant's Registration Statement on December
                  19, 1991, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

         (b) Amendment, dated July 1, 1994, to Custodian Agreement between Registrant and State Street Bank and Trust Company dated November 8, 1991, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

         (c) Amendment No. 2, dated September 19, 1995, to the Custodian Contract, dated November 8, 1991, was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

         (d) Amendment No. 3, dated November 1, 1997, to the Custodian Contract, dated November 8, 1991, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

         (e) Amendment, dated September 9, 1998, to the Custodian Contract, dated November 8, 1991, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23, 1998 and is hereby incorporated by reference.

         (f) Subcustodian Agreement, dated September 9, 1994, among Texas Commerce Bank National Association, State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 9, on February 28, 1996, and is hereby incorporated by reference.

10       (a)      (1)      Registrant's Distribution Plan was filed as an
                           Exhibit to Registrant's Post-Effective Amendment No.
                           1 on February 23, 1993.

                  (2) Distribution Plan, and related forms of agreements, on behalf of the Registrant's AIM International Equity Fund, dated September 27, 1993, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994.

                  (3) Master Distribution Plan, and related forms of agreements, for Registrant's Class A shares were filed as Exhibits to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

                  (4) Master Distribution Plan, and related forms of agreements, for Registrant's Class B shares were filed as Exhibits to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

                  (5) Amended Master Distribution Plan, dated September 10, 1994, for Registrant's Class A shares was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1, 1995.

                  (6) Amended Master Distribution Plan, dated September 10, 1994, for Registrant's Class B shares was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1, 1995.

Item 16.          Exhibits.


                  (7) Amended and Restated Master Distribution Plan, dated as of September 10, 1994, as amended as of September 10, 1994, and as amended and restated as of May 2, 1995, for Registrant's Class B shares was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1, 1995.

                  (8) Amended and Restated Master Distribution Plan, dated as of September 10, 1994, as amended as of September 10, 1994, and amended and restated as of June 30, 1997, for Registrant's Class A shares was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997.

                  (9)(i) Second Amended and Restated Master Distribution Plan, dated as of September 10, 1994, as amended September 10, 1994, and as amended and restated as of May 2, 1995, and amended and restated as of June 30, 1997, for Registrant's Class B shares was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997, and is hereby incorporated by reference.

                  (9)(ii) Amendment No. 1, dated November 1, 1997, to Second Amended and Restated Master Distribution Plan for Registrant's Class B shares was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                  (10)(i) Second Amended and Restated Master Distribution Plan, dated as of September 10, 1994, as amended as of September 10, 1994, as amended and restated as of June 30, 1997, and as amended and restated as of August 4, 1997, for Registrant's Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997.

                  (10)(ii) Amendment No. 1, dated November 1, 1997, to Second Amended and Restated Master Distribution Plan for Registrants Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997.

                  (10)(iii) Third Amended and Restated Master Distribution Plan
                            for Registrant's Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23, 1998 and is hereby incorporated by reference.

         (b) Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

         (c) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

         (d)      (1)      Form of Agency Pricing Agreement (for Class A Shares)
                           to be used in connection with Registrant's Master
                           Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on
                           February 19, 1999, and is hereby incorporated by reference.

Item 16.          Exhibits.


                  (2) Form of Service Agreement for Certain Retirement Plans (for the Institutional Classes) to by used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

         (e) Forms of Service Agreement for Brokers for Bank Trust Departments and for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan were filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999, and are hereby incorporated by reference.

         (f) Form of Variable Group Annuity Contractholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

         (g) Rule 18f-3 Amended and Restated Multiple Class Plan (effective July 1, 1997) was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 12, 1997.

         (h) Rule 18f-3 Second Amended and Restated Multiple Class Plan (effective September 1, 1997) was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997.

         (i)      Third Amended and Restated Multiple Class Plan (Rule 18f-3
                  Plan) was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

11 Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, as to the legality of the securities being registered was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed March 22, 2000, and is hereby incorporated by reference.

12 Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith electronically.

13       (a)      (1)      Transfer Agency Agreement between Registrant and The
                           Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 1 on February 23, 1993.

                  (2) Amendment, dated May 15, 1992, to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993.

                  (3) Form of Amendment No. 2 to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994.

                  (4) Amendment No. 3, dated July 1, 1994, to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994.

Item 16.          Exhibits.


                  (5)(i) Transfer Agency and Service Agreement, dated as of November 1, 1994, between the Registrant and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                  (5)(ii) Amendment No. 1, dated August 4, 1997, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between the Registrant and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                  (5)(iii) Amendment No. 2, dated January 1, 1999, to the
                           Transfer Agency and Service Agreement, dated as of November 1, 1999, between Registrant and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

                  (6)(i) Remote Access and Related Services Agreement, dated as December 23, 1994, between the Registrant and The Shareholder Services Group, Inc. was filed as an Exhibit to Post-Effective Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                  (6)(ii) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. (formerly The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                  (6)(iii) Addendum No. 2, dated October 12, 1995, to the Remote
                           Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                  (6)(iv) Amendment No. 3, dated February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997, and is hereby incorporated by reference.

                  (6)(v) Amendment No. 4, dated as of June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23, 1998, and is hereby incorporated by reference.

                  (6)(vi) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23, 1998, and is hereby incorporated by reference.

Item 16.          Exhibits.


                  (6)(vii) Amendment No. 6, dated August 30, 1999, to the Remote
                           Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

                  (6)(viii)Exhibit 1, effective as of August 4, 1997, to the
                           Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.

                  (6)(ix) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, between Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.

         (b)      (1)      Administrative Services Agreement, dated December 10,
                           1991, between the Registrant and A I M Advisors, Inc.
                           was filed as an Exhibit to Registrant's Registration
                           Statement on December 19, 1991.

                  (2) Administrative Services Agreement, dated as of October 18, 1993, between A I M Advisors, Inc. and Registrant, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

                  (3) Master Administrative Services Agreement, dated as of July 1, 1994, between A I M Advisors, Inc. and Registrant on behalf of its AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9, on February 28, 1996.

                  (4)(i) Administrative services Agreement, dated as of October 18, 1993, between A I M Advisors, Inc. on behalf of Registrant's portfolios, and A I M Fund Services, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994.

                  (4)(ii) Amendment No. 1, dated May 11, 1994, to Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on June 29, 1994.

                  (4)(iii) Amendment No. 2, dated July 1, 1994, to
                           Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994.

                  (4)(iv) Amendment No. 3, dated September 16, 1994, to the Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

Item 16.          Exhibits.


                  (5)(i) Administrative Services Agreement, dated as of February 28, 1997, between A I M Advisors, Inc. and Registrant was filed as an Exhibit to Post-Effective Amendment No. 11 on May 16, 1997, and is hereby incorporated by reference.

                  (5)(ii) Amendment No. 1, dated November 1, 1997, to Master Administrative Services Agreement, dated February 28, 1997, between A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

         (c)      (1)      Accounting Services Agreement, dated as of November
                           5, 1991, between the Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2 on April
                           2, 1992, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28,
                           1996.

                  (2) Amendment No. 1, dated July 1, 1994, to Accounting Services Agreement, dated as of November 5, 1991, between the Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

         (d)      (1)      Shareholder Sub-Accounting Services Agreement among
                           the Registrant, First Data Investor Services Group
                           (formerly The Shareholder Services Group, Inc.),
                           Financial Data Services, Inc. and Merrill Lynch,
                           Pierce, Fenner & Smith, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on
                           February 23, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February
                           28, 1996, and is hereby incorporated by reference.

                  (2) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated February 1, 1993, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on February 24, 1997, and is hereby incorporated by reference.

                  (3) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated as of November 1, 1997, among the Registrant, First Data Investor Services Group, Inc., Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, and is hereby incorporated by reference.

                  (4) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated as of September 28, 1998, among the Registrant, First Data Investor Services Group, Inc., Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

Item 16.          Exhibits.


                  (5) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated as of March 1, 1999, among the Registrant, First Data Investor Services Group, Inc., and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

                  (6) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated as of May 12, 1999, among the Registrant, First Data Investor Services Group, Inc., and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference

                  (7) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated as of November 1, 1999, among the Registrant, First Data Investor Services Group, Inc., and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference

                  (8) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated as of December 31, 1999, among the Registrant, First Data Investor Services Group, Inc., and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference

14       (a)      Consent of KPMG LLP was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on March 22,
                  2000, and is hereby incorporated by reference.

         (b) Consent of PriceWaterhouseCoopers LLP was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on March 22, 2000, and is hereby incorporated by reference.

15                Financial Statements - None.

16                Powers of Attorney.

17       (a)      Form of Proxy was filed electronically as an Exhibit to
                  the Registration Statement on Form N-14 filed on March 22,
                  2000, and is hereby incorporated by reference.

         (b) Prospectus of AIM New Pacific Growth Fund was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on March 22, 2000, and is hereby incorporated by reference.

                                   SIGNATURES

         Pursuant to the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-effective Amendment No. 1 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly cause this Post-effective Amendment on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 22nd day of August, 2000.

                                    AIM INTERNATIONAL FUNDS, INC.
                                    Registrant


                                    By:      /s/ ROBERT H. GRAHAM
                                            ------------------------------
                                            Robert H. Graham


Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                         TITLE                                       DATE

/s/ Charles T. Bauer                        Chairman & Director                         August 22, 2000
-----------------------------
Charles T. Bauer

/s/ Robert H. Graham                        Director & President                        August 22, 2000
-----------------------------
Robert H. Graham

       *                                    Director                                    August 22, 2000
-----------------------------
Bruce L. Crockett

       *                                    Director                                    August 22, 2000
-----------------------------
Owen Daly II

                                            Director                                    August 22, 2000
-----------------------------
Prema Mathai-Davis

       *                                    Director                                    August 22, 2000
-----------------------------
Edward K. Dunn, Jr.

       *                                    Director                                    August 22, 2000
-----------------------------
Jack Fields

       *                                    Director                                    August 22, 2000
-----------------------------
Carl Frishling

       *                                    Director                                    August 22, 2000
-----------------------------
Lewis F. Pennock

       *                                    Director                                    August 22, 2000
-----------------------------
Louis Sklar

/s/ Dana R. Sutton                          Vice President & Treasurer                  August 22, 2000
-----------------------------               (Principal Financial Officer)
Dana R. Sutton

*By: /s/ Carol F. Relihan
      ---------------------
      Carol F. Relihan
      Attorney-In-Fact

                                INDEX TO EXHIBITS

EXHIBIT
NUMBER         DESCRIPTION
-------        -----------
  12           Opinion of Ballard Spahr Andrews & Ingersoll, LLP as to tax
               matters

  16           Powers of Attorney